Restatement of Previously Furnished Financial Statements - Restatement on each financial statement (Details) - USD ($)	3 Months Ended					6 Months Ended	9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020		Jun. 30, 2021	Sep. 30, 2021	Sep. 23, 2020
Stockholders' equity (deficit)
Additional paid-in capital				$ 24,310
Retained earnings (Accumulated deficit)	$ (16,533,645)	$ (20,430,280)	$ (18,957,983)	(5,894)		$ (20,430,280)	$ (16,533,645)
Total shareholders' equity	(16,532,955)	$ (20,429,590)	$ (18,957,293)	$ 19,106		$ (20,429,590)	(16,532,955)	$ 0
Shares subject to possible redemption		27,600,000	27,600,000			27,600,000
CONDENSED STATEMENT OF OPERATIONS
Weighted average shares outstanding, basic				6,000,000
Weighted average shares outstanding, diluted				6,000,000
Net income per share, basic				$ 0.00
Net income per share, diluted				$ 0.00
Net Income	$ 3,896,635	$ (1,472,297)	$ 9,611,289	$ (5,894)		$ 8,138,992	$ 12,035,627
As Previously Reported
Stockholders' equity (deficit)
Retained earnings (Accumulated deficit)		4,999,065	4,999,077			4,999,065
Total shareholders' equity		$ 5,000,010	$ 5,000,007			$ 5,000,010
Shares subject to possible redemption		25,057,040	25,204,270			25,057,040
CONDENSED STATEMENT OF OPERATIONS
Net Income		$ (1,472,297)	$ 9,611,289			$ 8,138,992
Adjustment
Stockholders' equity (deficit)
Retained earnings (Accumulated deficit)		(25,429,345)	(23,957,060)			(25,429,345)
Total shareholders' equity		$ (25,429,600)	$ (23,957,300)			$ (25,429,600)
Shares subject to possible redemption		2,542,960	2,395,730			2,542,960
Class A ordinary shares
CONDENSED STATEMENT OF OPERATIONS
Weighted average shares outstanding, basic	27,600,000						23,454,945
Weighted average shares outstanding, diluted	27,600,000						23,454,945
Net income per share, basic	$ 0.11						$ 0.40
Net income per share, diluted	$ 0.11						$ 0.40
Class A ordinary shares | As Previously Reported
Stockholders' equity (deficit)
Common stock		$ 255	$ 240			$ 255
Class A ordinary shares | Adjustment
Stockholders' equity (deficit)
Common stock		(255)	(240)			(255)
Class A Common Stock Subject to Redemption
CONDENSED BALANCE SHEET
Shares Subject to Redemption	$ 276,000,000	$ 276,000,000	$ 276,000,000			$ 276,000,000	$ 276,000,000
Stockholders' equity (deficit)
Shares subject to possible redemption	27,600,000						27,600,000
CONDENSED STATEMENT OF OPERATIONS
Weighted average shares outstanding, basic	27,600,000	27,600,000	15,026,667			27,600,000	23,454,945
Weighted average shares outstanding, diluted	27,600,000	27,600,000	15,026,667			21,348,066	23,454,945
Net income per share, basic	$ 0.11	$ (0.04)	$ 0.44			$ 0.29	$ 0.40
Net income per share, diluted	$ 0.11	$ (0.04)	$ 0.44			$ 0.29	$ 0.40
Class A Common Stock Subject to Redemption | As Previously Reported
CONDENSED BALANCE SHEET
Shares Subject to Redemption		$ 250,570,400	$ 252,042,700			$ 250,570,400
CONDENSED STATEMENT OF OPERATIONS
Weighted average shares outstanding, basic		21,348,066	15,026,667			25,057,040
Weighted average shares outstanding, diluted		21,348,066	15,026,667			27,600,000
Class A Common Stock Subject to Redemption | Adjustment
CONDENSED BALANCE SHEET
Shares Subject to Redemption		$ 25,429,600	$ 23,957,300			$ 25,429,600
CONDENSED STATEMENT OF OPERATIONS
Weighted average shares outstanding, basic		6,251,934				(2,542,960)
Weighted average shares outstanding, diluted		6,251,934				(6,251,934)
Net income per share, basic		$ (0.04)	$ 0.44			$ 0.29
Net income per share, diluted		$ (0.04)	$ 0.44			$ 0.29
Class A Common Stock Not Subject to Redemption
CONDENSED STATEMENT OF OPERATIONS
Weighted average shares outstanding, basic	6,900,000	6,900,000	6,900,000			6,900,000	6,900,000
Weighted average shares outstanding, diluted	6,900,000	6,900,000	6,900,000			6,900,000	6,900,000
Net income per share, basic	$ 0.11	$ (0.04)	$ 0.43			$ 0.28	$ 0.40
Net income per share, diluted	$ 0.11	$ (0.04)	$ 0.43			$ 0.28	$ 0.40
Class A Common Stock Not Subject to Redemption | As Previously Reported
CONDENSED STATEMENT OF OPERATIONS
Weighted average shares outstanding, basic		6,900,000	6,900,000			6,900,000
Weighted average shares outstanding, diluted		6,900,000	6,900,000			6,900,000
Net income per share, basic		$ (0.21)	$ 1.39			$ 1.18
Net income per share, diluted		(0.21)	1.39			1.18
Class A Common Stock Not Subject to Redemption | Adjustment
CONDENSED STATEMENT OF OPERATIONS
Net income per share, basic		0.17	(0.96)			(0.90)
Net income per share, diluted		$ 0.17	$ (0.96)			$ (0.90)
Class B Common Stock
Stockholders' equity (deficit)
Common stock	$ 690	$ 690	$ 690	$ 690	[1]	$ 690	$ 690
Shares subject to possible redemption				900,000
CONDENSED STATEMENT OF OPERATIONS
Weighted average shares outstanding, basic	6,900,000						6,900,000
Weighted average shares outstanding, diluted	6,900,000						6,900,000
Net income per share, basic	$ 0.11						$ 0.40
Net income per share, diluted	$ 0.11						$ 0.40
Class B Common Stock | As Previously Reported
Stockholders' equity (deficit)
Common stock		$ 690	$ 690			$ 690

[1]	Includes an aggregate of up to 900,000 Class B ordinary shares that are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 4). On February 8, 2021, the Company effected a dividend of 0.2 of a share of Class B ordinary shares for each share of Class B ordinary shares, resulting in 6,900,000 shares of Class B ordinary shares being issued and outstanding. All share and per-share amounts have been retroactively restated to reflect the share capitalizations (see Notes 4 and 7).